EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Nov. 13, 2020	May 22, 2020	Dec. 31, 2019 USD ($)
Equity Investments
Income /(Loss) from Equity Investments		$ 1,019	$ 920	$ 714
Equity Investments		6,677	6,506
Grand Rapids
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets		98	101
Northern Courier pipeline
Equity Investments
Difference between the carrying value of the investment and the underlying equity in the net assets		$ 56	62
Canadian Natural Gas Pipelines | TQM
Equity Investments
Ownership interest percentage		50.00%			50.00%
Income /(Loss) from Equity Investments		$ 12	12	12
Equity Investments		$ 90	79
Canadian Natural Gas Pipelines | Coastal GasLink
Equity Investments
Ownership interest percentage		35.00%			35.00%		35.00%
Income /(Loss) from Equity Investments		$ 0	0	0
Equity Investments		211	0
Difference between the carrying value of the investment and the underlying equity in the net assets		$ 188
U.S. Natural Gas Pipelines | Northern Border
Equity Investments
Ownership interest percentage		50.00%			50.00%
Income /(Loss) from Equity Investments		$ 100	91	87
Equity Investments		$ 521	549
Difference between the carrying value of the investment and the underlying equity in the net assets					$ 116,000,000			$ 116,000,000
U.S. Natural Gas Pipelines | Millennium
Equity Investments
Ownership interest percentage		47.50%			47.50%
Income /(Loss) from Equity Investments		$ 96	92	75
Equity Investments		$ 482	496
U.S. Natural Gas Pipelines | Iroquois
Equity Investments
Ownership interest percentage		50.00%			50.00%
Income /(Loss) from Equity Investments		$ 52	54	60
Equity Investments		197	241
Difference between the carrying value of the investment and the underlying equity in the net assets					$ 39,000,000			40,000,000
U.S. Natural Gas Pipelines | Pennant Midstream
Equity Investments
Income /(Loss) from Equity Investments		0	12	17
Equity Investments		0	0
U.S. Natural Gas Pipelines | Pipeline equity investments and other
Equity Investments
Income /(Loss) from Equity Investments		16	15	17
Equity Investments		$ 120	112
Mexico Natural Gas Pipelines | Sur de Texas
Equity Investments
Ownership interest percentage		60.00%			60.00%
Income /(Loss) from Equity Investments		$ 213	3	27
Equity Investments		$ 680	600
Difference between the carrying value of the investment and the underlying equity in the net assets					$ 79,000,000			$ 0
Liquids Pipelines | Grand Rapids
Equity Investments
Ownership interest percentage		50.00%			50.00%
Income /(Loss) from Equity Investments		$ 53	56	65
Equity Investments		$ 998	1,028
Liquids Pipelines | Northern Courier pipeline
Equity Investments
Ownership interest percentage	15.00%	15.00%			15.00%
Income /(Loss) from Equity Investments		$ 22	14	0
Equity Investments		$ 53	62
Liquids Pipelines | HoustonLink Pipeline
Equity Investments
Ownership interest percentage		50.00%			50.00%
Income /(Loss) from Equity Investments		$ 0	0	(1)
Equity Investments		$ 19	19
Power and Storage | Bruce Power
Equity Investments
Ownership interest percentage		48.40%			48.40%
Income /(Loss) from Equity Investments		$ 439	527	311
Equity Investments		3,306	3,256
Difference between the carrying value of the investment and the underlying equity in the net assets		796	829
Power and Storage | Portlands Energy
Equity Investments
Income /(Loss) from Equity Investments		12	35	36
Equity Investments		$ 0	0
Difference between the carrying value of the investment and the underlying equity in the net assets			76
Power and Storage | TransCanada Turbines
Equity Investments
Ownership interest percentage		100.00%			100.00%
Income /(Loss) from Equity Investments		$ 4	9	$ 8
Equity Investments		$ 0	$ 64
Business acquisition, percentage of voting interests acquired						50.00%
Northern Courier pipeline | Disposal group, disposed of by sale, not discontinued operations
Equity Investments
Ownership interest sold	85.00%